Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	IGEN Networks Corp.
Entity Central Index Key	0001393540
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5879021
Entity Address Address Line 1	31772 Casino Drive, Suite C.
Entity Address Address Line 2	Suite C
Entity Address City Or Town	Lake Elsinore
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92530
City Area Code	855
Local Phone Number	912-5378